Related party transactions - Transactions and balances with related parties (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party, Balance Sheets [Abstract]
Trading assets		£ 79,878	£ 83,706
Derivatives		225,238	141,221
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		15,881	18,649
Loans and advances to banks		17,109	10,784
Loans and advances to customers		72,614	91,177
Financial investments		32,604	41,300
Reverse repurchase agreements		53,949	54,448
Prepayments, accrued income and other assets		61,379	43,118
Total assets		717,353	596,611
Trading liabilities		41,265	46,433
Financial liabilities designated at fair value		27,287	33,608
Deposits by banks		20,836	32,188
Customer accounts		215,948	205,241
Derivatives		218,867	139,368
Subordinated liabilities		14,528	12,488
Repurchase agreements – non-trading		32,901	27,259
Total liabilities		693,337	572,896
Related Party, Income Statements [Abstract]
Interest income	[1],[2]	6,535	3,149	£ 4,086
Interest expense	[3]	4,631	1,395	2,188
Fee income		2,606	2,706	2,674
Fee expense		1,345	1,293	1,274
Other operating income	[4]	356	527	417
General and administrative expenses		3,463	3,265	3,092
Subsidiaries | HSBC Holdings plc
Related Party, Balance Sheets [Abstract]
Trading assets, highest balance during the year		62	108
Trading assets		17	19
Derivatives, highest balance during the year		7,196	2,002
Derivatives		5,714	787
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss, highest balance during the year		6	7
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		5	6
Loans and advances to banks, highest balance during the year		0	0
Loans and advances to banks		0	0
Loans and advances to customers, highest balance during the year		183	0
Loans and advances to customers		0	0
Financial investments, highest balance during the year		154	172
Financial investments		136	154
Reverse repurchase agreements – non-trading, highest balance during the year		0	0
Reverse repurchase agreements		0	0
Prepayments, accrued income and other assets, highest balance during the year		1,263	1,540
Prepayments, accrued income and other assets		21	1,262
Total assets, highest balance during the year		8,864	3,829
Total assets		5,893	2,228
Trading liabilities, highest balance during the year		45	158
Trading liabilities		21	23
Financial liabilities designated at fair value, highest balance during the year		1,162	1,181
Financial liabilities designated at fair value		593	1,162
Deposits by banks, highest balance during the year		0	0
Deposits by banks		0	0
Customer accounts, highest balance during the year		6,202	2,364
Customer accounts		4,315	1,875
Derivatives, highest balance during the year		4,345	3,443
Derivatives		2,680	2,074
Subordinated liabilities, highest balance during the year		12,115	9,485
Subordinated liabilities		12,115	9,251
Repurchase agreements – non-trading, highest balance during the year		0	0
Repurchase agreements – non-trading		0	0
Provisions, accruals, deferred income and other liabilities, highest balance during the year		3,357	189
Provisions, accruals, deferred income and other liabilities		3,161	179
Total liabilities, highest balance during the year		27,226	16,820
Total liabilities		22,885	14,564
Guarantees and commitments, highest balance during the year		0	0
Guarantees and commitments		0	0
Related Party, Income Statements [Abstract]
Interest income		3	4	5
Interest expense		307	50
Fee income		9	8	13
Fee expense		0	0	0
Trading income		0	0	0
Trading expense		0	0	0
Other operating income		1	7	30
General and administrative expenses		65	143	126
Subsidiaries | HSBC Holdings plc | Fixed-For-Floating-Interest-Rate Swaps, Netting
Related Party, Income Statements [Abstract]
Interest expense				(55)
Subsidiaries | Subsidiaries of HSBC Holdings plc
Related Party, Balance Sheets [Abstract]
Trading assets, highest balance during the year		7,074	4,702
Trading assets		848	1,360
Derivatives, highest balance during the year		39,341	25,566
Derivatives		27,473	21,862
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss, highest balance during the year		28	29
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss		25	27
Loans and advances to banks, highest balance during the year		6,237	4,890
Loans and advances to banks		5,585	3,173
Loans and advances to customers, highest balance during the year		496	490
Loans and advances to customers		424	329
Financial investments, highest balance during the year		0	0
Financial investments		0	0
Reverse repurchase agreements – non-trading, highest balance during the year		6,150	2,332
Reverse repurchase agreements		4,341	1,690
Prepayments, accrued income and other assets, highest balance during the year		11,591	9,853
Prepayments, accrued income and other assets		8,389	4,784
Total assets, highest balance during the year		70,917	47,862
Total assets		47,085	33,225
Trading liabilities, highest balance during the year		522	116
Trading liabilities		91	82
Financial liabilities designated at fair value, highest balance during the year		0	1,201
Financial liabilities designated at fair value		0	0
Deposits by banks, highest balance during the year		6,034	6,659
Deposits by banks		3,310	2,261
Customer accounts, highest balance during the year		3,149	3,428
Customer accounts		1,551	3,149
Derivatives, highest balance during the year		43,384	26,152
Derivatives		30,997	22,133
Subordinated liabilities, highest balance during the year		0	10,421
Subordinated liabilities		0	0
Repurchase agreements – non-trading, highest balance during the year		5,811	6,162
Repurchase agreements – non-trading		5,738	1,841
Provisions, accruals, deferred income and other liabilities, highest balance during the year		10,816	8,057
Provisions, accruals, deferred income and other liabilities		4,864	3,826
Total liabilities, highest balance during the year		69,716	62,196
Total liabilities		46,551	33,292
Guarantees and commitments, highest balance during the year		4,762	2,622
Guarantees and commitments		3,383	2,061
Related Party, Income Statements [Abstract]
Interest income		178	32	55
Interest expense		162	58	256
Fee income		74	61	55
Fee expense		382	357	389
Trading income		53	2	2
Trading expense		2	0	2
Other operating income		149	236	365
General and administrative expenses		£ 2,387	£ 2,110	£ 2,077

[1]	Interest income includes £5,512m (2021: £1,986m; 2020: £2,773m) of interest recognised on financial assets measured at amortised cost; £422m (2021: £659m; 2020: £656m) of negative interest recognised on financial liabilities and £601m (2021: £504m; 2020: £657m) of interest recognised on financial assets measured at fair value through other comprehensive income. Include within this is £59m (2021: £61m; 2020: £57m) interest recognised on impaired financial assets.
[2]	Interest revenue calculated using the effective interest method comprises interest recognised on financial assets measured at either amortised cost or fair value through other comprehensive income.
[3]	Interest expense includes £3,740m (2021: £616m; 2020: £1,299) of interest on financial liabilities, excluding interest on financial liabilities held for trading or designated or otherwise mandatorily measured at fair value.
[4]	2022 balances include losses on disposal of businesses classified as held-for-sale as part of a broader restructuring of our European business.